Note 10 - Debt (Details) - Long-term Debt (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	May 28, 2014
Debt Instrument [Line Items]
Term loan, matures	May 28, 2019
Term loan, face amount	$ 775.0
Term loan, interest rate	1.25%
Term loan, weighted-average interest rate	2.40%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	May 28, 2019
Available commitments	450.0	650.0
Canadian Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	May 28, 2019
Available commitments	100.0
Australian Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date	May 28, 2019
Available commitments	$ 100.0